Loans - Schedule of Long-Term Loans (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Long-Term Loans [Line Items]
Principal Amount		$ 290,710	$ 300,338
Principal Amount			$ 307,323
Bank of China [Member]
Schedule of Long-Term Loans [Line Items]
Principal Amount	[1]	$ 290,710
Annual Interest Rate	[1]	3.00%	3.00%
Contract term	[1]	06/30/2025 - 06/30/2027	06/30/2025 - 06/30/2027
Principal Amount	[1]		$ 307,323
Bank of Communications [Member]
Schedule of Long-Term Loans [Line Items]
Principal Amount	[2]		$ 300,338
Annual Interest Rate	[2]		2.85%
Contract term	[2]		11/27/2023 – 11/27/2025

[1]	In connection with the loan with the Bank of China, Beijing Capital Financing Guarantee Co., Ltd. provided a guarantee for the repayment of the loan.
[2]	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one-year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.